Share capital - Stock Options Rollforward (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of outstanding options, beginning of year (in shares) | shares	57,602	50,410
Number of options granted (in shares) | shares	25,380	22,968
Number of options exercised (in shares) | shares	(12,347)	(13,708)
Number of options forfeited (in shares) | shares	(3,003)	(2,068)
Number of outstanding options, ending of year (in shares) | shares	67,632	57,602
Weighted-average exercise price, beginning of year (in Cdn.$per share) | $	$ 2.70	$ 2.24
Weighted average exercise price, options granted (in Cdn.$per share) | $	3.35	3.65
Weighted average exercise price, options exercised (in Cdn.$per share) | $	2.40	2.54
Weighted average exercise price, options forfeited (in Cdn.$per share) | $	3.50	3.27
Weighted-average exercise price, end of year (in Cdn.$per share) | $	$ 2.96	$ 2.70